Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
The following table provides information by level for liabilities that are measured at fair value using significant unobservable inputs (Level 3) (in thousands):

Warrant liability as of January 1, 2020	$—
Additions to warrant liability	186
Reclassification to equity	(97)
Warrant liability as of December 31, 2020	89
Additions to warrant liability	—
Reclassification to equity	(84)
Warrant liability as of December 31, 2021	$5